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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08365

Evergreen Select Fixed Income Trust

_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116

_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116

____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making an annual filing for 1 of its series, Evergreen Intermediate Municipal Bond Fund, for the year ended May 31, 2006. This 1 series have a May 31, fiscal year end.

Date of reporting period: May 31, 2006

Item 1 - Reports to Stockholders.

Evergreen Intermediate Municipal Bond Fund

Evergreen

INTERMEDIATE MUNICIPAL BOND FUND

Annual Report
as of May 31, 2006

Evergreen Investments℠
MUTUAL FUNDS

table of contents
1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
5	PORTFOLIO MANAGER COMMENTARY
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
12	SCHEDULE OF INVESTMENTS
18	STATEMENT OF ASSETS AND LIABILITIES
19	STATEMENT OF OPERATIONS
20	STATEMENTS OF CHANGES IN NET ASSETS
21	NOTES TO FINANCIAL STATEMENTS
26	REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
27	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This annual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2006, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

July 2006

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder,

We are pleased to provide the annual report for the Evergreen Intermediate Municipal Bond Fund, which covers the twelve-month period ended May 31, 2006.

Municipal bond investors encountered interesting opportunities and challenges over the past year. Through most of the twelve months, the market was favored by strong investor demand, including non-traditional investors attracted by the values they found in municipals. As a result, tax-advantaged bonds outperformed their taxable counterparts. Both the municipal and the taxable markets were heavily influenced by the actions of the Federal Reserve Board (“Fed”), which continued to move aggressively to guard against the possibility of renewed inflation by raising short-term interest rates. Longer-term rates showed more stability, resulting in a flattening of the yield curve. Intermediate-term securities proved especially vulnerable to the narrowing of the differences in yields, underperforming long-term bonds. However, the rise in short-term rates quickly translated into more income for investors in short-term instruments, and municipal securities with maturities of one to two years outperformed both intermediate- and long-term bonds. Against a backdrop of robust economic growth, high-yielding, lower-rated municipals outperformed high-grade bonds.

Over the twelve months, the economy produced a great deal of confusing, and sometimes contradictory, evidence about its health. The economic expansion showed remarkable durability, most notably in first quarter of 2006 when Gross Domestic Product grew at an annualized rate of 5.6% . However, that torrid growth trajectory did not appear to be sustainable. Based on reported

LETTER TO SHAREHOLDERS continued

trends in housing, employment and retail sales, personal consumption for the second quarter was anticipated to grow at one-half the rate of the first quarter. Estimates of increases in corporate capital expenditures also were being reduced. While many observers debated whether or not short-term volatility might be an early indicator of a weakened economy, Evergreen’s Investment Strategy Committee focused on a variety of signals pointing to the stamina of the economic expansion. Although the rates of increases in corporate profits, capital expenditures and personal consumption were starting to decline, all these economic indicators were still rising, at what we believed to be a more sustainable pace.

In an environment in which short-term yields rose steadily, the portfolio manager of Evergreen Short-Intermediate Municipal Bond Fund increased the emphasis on lower-rated, investment-grade securities as well as on short-term, cash-equivalent investments that were able to quickly capture the benefits of rising rates. The portfolio manager of Evergreen Strategic Municipal Bond Fund kept the portfolio’s duration short and focused on higher-yielding “cushion” bonds that tend to perform well as interest rates rise. The portfolio manager of Evergreen Intermediate Municipal Bond Fund de-emphasized shorter-term intermediates while also increasing investments in higher coupon securities with relatively short calls, which offer greater price protection during a time of rising interest rates. The portfolio manager of Evergreen Municipal Bond Fund anticipated the current trend in the interest-rate cycle by increasing investments in intermediate-term securities with maturities from eight to fifteen years, while cutting back in long-term bonds. At the same time, he also increased the exposure to lower-rated, investment-grade bonds that tended to outperform higher-rated securities. The portfolio manager of Evergreen High Grade Municipal Bond Fund also increased exposure to intermediates with maturities from eight to fifteen years, while continuing the fund’s

LETTER TO SHAREHOLDERS continued

emphasis on insured municipal bonds.

As always, we continue to encourage investors to maintain well diversified personal portfolios to gain exposure to different types of opportunities and to minimize overall portfolio risk. The experience over the twelve months reinforced the importance of asset allocation and we continue to recommend that investors extend the diversification process within an asset class, as with Evergreen’s municipal bond funds.

Please visit our Web site, EvergreenInvestments.com, for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for a statement from President and Chief Executive Officer, Dennis Ferro, addressing NASD actions involving Evergreen Investment Services, Inc. (EIS), Evergreen’s mutual fund distributor or statements from Dennis Ferro and Chairman of the Board of the Evergreen funds, Michael S. Scofield, addressing SEC actions involving the Evergreen funds.

FUND AT A GLANCE

as of May 31, 2006

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Portfolio Manager:

• Michael Pietronico

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 3/31/2006.

The Fixed income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 10/20/1997

	Class A	Class B	Class C	Class I	Class IS
Class inception date	2/28/2002	11/8/2002	11/8/2002	10/20/1997	7/11/2003
Nasdaq symbol	ESTVX	ESTTX	ESTUX	ESTIX	ESTSX
Average annual return*
1-year with sales charge	-3.99%	-4.78%	-0.88%	N/A	N/A
1-year w/o sales charge	0.80%	0.09%	0.09%	1.10%	0.85%
5-year	4.09%	4.27%	4.61%	5.36%	5.21%
Since portfolio inception	5.20%	5.51%	5.51%	5.95%	5.86%
Maximum sales charge	4.75%	5.00%	1.00%	N/A	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C, I or IS, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, B, C and I prior to 7/14/2003 is based on the performance of the corresponding class of Evergreen Offit National Municipal Bond Fund. Historical performance shown for Class IS prior to its inception is based on the performance of Class I of Evergreen Offit National Municipal Bond Fund. Historical performance for Class I prior to 11/11/2002 is based on the performance of the Select shares of OFFIT National Municipal Fund. Historical performance shown for Class A prior to 11/11/2002 is based on the performance of the Advisor shares of OFFIT National Municipal Fund, and prior to the Advisor shares’ inception on 2/28/2002, is based on the Select shares, the original class offered. Historical performance shown for Classes B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B, C and IS have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.25% for Class IS, 0.30% for Class A and 1.00% for Classes B and C. Advisor shares had a 0.25% 12b-1 fee. Class I and Select shares do not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B, C and IS would have been lower.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Intermediate Municipal Bond Fund Class A shares versus a similar investment in the Lehman Brothers 5-Year Municipal Bond Index (LB5YMBI) and the Consumer Price Index (CPI).

The LB5YMBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

PORTFOLIO MANAGER COMMENTARY

The fund’s Class A shares returned 0.80% for the twelve-month period ended May 31, 2006, excluding any applicable sales charges. During the same period, the LB5YMBI returned 1.26%.

The fund seeks maximum total after-tax return consistent with a prudent level of credit risk.

The Fed continued to tighten monetary policy over the period in an effort to reduce inflationary pressures by slowing the pace of economic growth. Feeling the effects of the Fed’s actions, most sectors of the fixed income markets—including municipal bond markets—produced modest returns. As the Fed hiked the fed funds rate throughout the fiscal year, we underweighted those intermediate securities that we thought were most vulnerable to rising rates—those with maturities of five years or less. Consequently, we overweighted relatively longer intermediate-term securities—those with maturities of twelve to fifteen years. Throughout the year, we kept duration—a measure of a portfolio’s sensitivity to changes in interest rates—consistent. Average effective duration at the end of the fiscal year was 6.7 years, as compared to the 6.5 years of a year earlier.

By credit quality, lower-rated, high-yielding debt tended to outperform higher-rated municipal bonds during the period against a backdrop of relatively brisk growth in the economy.

Performance exceeded the median return in Lipper’s Intermediate Municipal Funds peer group, while trailing the LB5YMBI. Helping support performance was our decision to underweight shorter-term intermediates and place greater emphasis on longer-term securities within the intermediate universe. Also supporting results was our emphasis on higher coupon securities that typically had relatively short calls. These securities tended to offer defensive protection as interest rates rose while at the same time providing a competitive stream of income.

The fund’s quality emphasis and focus on higher-rated municipal securities tended to detract from results, as lower-rated bonds outperformed in an environment of persistent economic growth. Average credit quality remained at AA throughout the twelve months and we underweighted some better-performing sectors of the market, including industrial development, airline, tobacco and hospital bonds. In a period in which longer-term maturities outperformed intermediates in general, the fund’s focus on the intermediate part of the yield curve also did not help results.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (3) to certain institutional investors and (4) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or shares of Vestaur Securities Fund as of May 20, 2005.

Class I and IS shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The fund’s yield will fluctuate and there can be no guarantee that the fund will achieve its objective or any particular tax-exempt yield. Income may be subject to federal alternative minimum tax as well as local income taxes.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rise when prevailing interest rates fall, and fall when interest rates rise.

All data is as of May 31, 2006, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2005 to May 31, 2006.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	12/1/2005	5/31/2006	Period*

Actual
Class A	$ 1,000.00	$ 1,011.92	$ 4.46
Class B	$ 1,000.00	$ 1,008.40	$ 8.21
Class C	$ 1,000.00	$ 1,008.40	$ 8.21
Class I	$ 1,000.00	$ 1,013.43	$ 3.21
Class IS	$ 1,000.00	$ 1,012.17	$ 4.46
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.49	$ 4.48
Class B	$ 1,000.00	$ 1,016.75	$ 8.25
Class C	$ 1,000.00	$ 1,016.75	$ 8.25
Class I	$ 1,000.00	$ 1,021.74	$ 3.23
Class IS	$ 1,000.00	$ 1,020.49	$ 4.48

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.89% for Class A, 1.64% for Class B, 1.64% for Class C, 0.64% for Class I and 0.89% for Class IS), multiplied by the average account value over the period, multiplied by 182 / 365 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,				Year Ended
					December 31,
CLASS A	2006	2005	2004[1]	2003[1,2]	2002[1,3,4]

Net asset value, beginning of period	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$59.04

Income from investment operations
Net investment income (loss)	2.09	2.11[5]	1.93	0.66	1.64
Net realized and unrealized gains or losses on investments	(1.61)	2.57	(2.46)	1.85	3.17

Total from investment operations	0.48	4.68	(0.53)	2.51	4.81

Distributions to shareholders from
Net investment income	(2.07)	(2.15)	(1.98)	(0.60)	(1.64)
Net realized gains	0	0	(0.79)	(0.98)	(0.60)

Total distributions to shareholders	(2.07)	(2.15)	(2.77)	(1.58)	(2.24)

Net asset value, end of period	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$61.61

Total return[6]	0.80%	8.02%	(0.87%)	4.14%	8.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$57,905	$51,940	$13,026	$13,068	$1,477
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%	0.95%	0.98%	0.93%[7]	0.75%[7]
Expenses excluding waivers/reimbursements and expense reductions	0.94%	0.97%	0.98%	0.94%[7]	0.86%[7]
Net investment income (loss)	3.42%	3.47%	3.18%	2.56%[7]	3.03%[7]
Portfolio turnover rate	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to July 14, 2003 are those of Class A shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from February 28, 2002 (commencement of class operations), to December 31, 2002.

4 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to Novembe r 11, 2002 are those of Advisor shares of OFFIT Fund.

5 Net investment income (loss) per share is based on average shares outstanding during the period.

6 Excluding applicable sales charge

7 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,				Year Ended
					December 31,
CLASS B	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 61.77	$59.24	$62.54	$61.61	$61.06

Income from investment operations
Net investment income (loss)	1.64	1.69[4]	1.51	0.44	0.22
Net realized and unrealized gains or losses on investments	(1.58)	2.57	(2.46)	1.91	0.55

Total from investment operations	0.06	4.26	(0.95)	2.35	0.77

Distributions to shareholders from
Net investment income	(1.65)	(1.73)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	(0.79)	(0.98)	0

Total distributions to shareholders	(1.65)	(1.73)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 60.18	$61.77	$59.24	$62.54	$61.61

Total return[5]	0.09%	7.27%	(1.55%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$10,844	$9,421	$3,673	$1,082	$ 27
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.64%	1.67%	1.68%	1.64%[6]	1.57%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.64%	1.67%	1.68%	1.65%[6]	1.64%[6]
Net investment income (loss)	2.68%	2.79%	2.57%	1.79%[6]	2.16%[6]
Portfolio turnover rate	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to July 14, 2003 are those of Class B shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,				Year Ended
					December 31,
CLASS C	2006	2005	2004[1]	2003[1,2]	2002[1,3]

Net asset value, beginning of period	$ 61.77	$ 59.24	$62.54	$61.61	$61.07

Income from investment operations
Net investment income (loss)	1.64	1.69[4]	1.49	0.49	0.22
Net realized and unrealized gains or losses on investments	(1.58)	2.56	(2.44)	1.86	0.54

Total from investment operations	0.06	4.25	(0.95)	2.35	0.76

Distributions to shareholders from
Net investment income	(1.65)	(1.72)	(1.56)	(0.44)	(0.22)
Net realized gains	0	0	(0.79)	(0.98)	0

Total distributions to shareholders	(1.65)	(1.72)	(2.35)	(1.42)	(0.22)

Net asset value, end of period	$ 60.18	$ 61.77	$59.24	$62.54	$61.61

Total return[5]	0.09%	7.26%	(1.56%)	3.82%	1.22%

Ratios and supplemental data
Net assets, end of period (thousands)	$19,854	$16,006	$5,090	$1,293	$ 539
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.64%	1.67%	1.68%	1.63%[6]	1.48%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.64%	1.67%	1.68%	1.64%[6]	1.54%[6]
Net investment income (loss)	2.68%	2.78%	2.58%	1.79%[6]	1.63%[6]
Portfolio turnover rate	115%	100%	247%	73%	281%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transactio n. The financial highlights for the periods prior to July 14, 2003 are those of Class C shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 For the period from November 8, 2002 (commencement of class operations), to December 31, 2002.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,				Year Ended December 31,

CLASS I	2006	2005	2004[1]	2003[1,2]	2002[1,3]	2001[1,3]

Net asset value, beginning of period	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$ 58.01	$ 58.28

Income from investment operations
Net investment income (loss)	2.24	2.32	2.13	0.71	1.86	1.97
Net realized and unrealized gains or losses on investments	(1.57)	2.55	(2.47)	1.86	4.36	1.92

Total from investment operations	0.67	4.87	(0.34)	2.57	6.22	3.89

Distributions to shareholders from
Net investment income	(2.26)	(2.34)	(2.17)	(0.66)	(2.02)	(1.97)
Net realized gains	0	0	(0.79)	(0.98)	(0.60)	(2.19)

Total distributions to shareholders	(2.26)	(2.34)	(2.96)	(1.64)	(2.62)	(4.16)

Net asset value, end of period	$ 60.18	$ 61.77	$ 59.24	$ 62.54	$ 61.61	$ 58.01

Total return	1.10%	8.34%	(0.57%)	4.25%	10.96%	6.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$394,473	$413,741	$441,869	$76,602	$86,542	$46,076
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.64%	0.67%	0.68%	0.64%[4]	0.51%	0.50%
Expenses excluding waivers/reimbursements
and expense reductions	0.64%	0.67%	0.68%	0.65%[4]	0.62%	0.68%
Net investment income (loss)	3.68%	3.82%	3.59%	2.81%[4]	3.42%	3.26%
Portfolio turnover rate	115%	100%	247%	73%	281%	424%

1 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transacti on. The financial highlights for the periods prior to July 14, 2003 are those of Class I shares of Evergreen Offit National Fund. The per share information has been restated to give effect to this transaction.

2 For the five months ended May 31, 2003. Evergreen Offit National Fund changed its fiscal year end from December 31 to May 31, effective May 31, 2003.

3 Effective at the close of business on November 8, 2002, Evergreen Offit National Fund acquired the net assets of OFFIT National Municipal Fund (“OFFIT Fund”). OFFIT Fund was the accounting and performance survivor in this transaction . The financial highlights for the periods prior to November 11, 2002 are those of Select shares of OFFIT Fund.

4 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Year Ended May 31,

CLASS IS	2006	2005	2004[1,2]

Net asset value, beginning of period	$ 61.77	$59.24	$ 60.85

Income from investment operations
Net investment income (loss)	2.08	2.19	1.80
Net realized and unrealized gains or losses on investments	(1.57)	2.52	(1.59)

Total from investment operations	0.51	4.71	0.21

Distributions to shareholders from
Net investment income	(2.10)	(2.18)	(1.82)

Net asset value, end of period	$ 60.18	$61.77	$ 59.24

Total return	0.85%	8.07%	0.32%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,942	$17,008	$14,219
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.89%	0.92%	0.93%[3]
Expenses excluding waivers/reimbursements and expense reductions	0.89%	0.92%	0.93%[3]
Net investment income (loss)	3.43%	3.57%	3.40%[3]
Portfolio turnover rate	115%	100%	247%

1 For the period from July 11, 2003 (commencement of class operations), to May 31, 2004.

2 Effective at the close of business on July 11, 2003, the Fund acquired the net assets of Evergreen Offit National Municipal Bond Fund (“Evergreen Offit National Fund”). Evergreen Offit National Fund was the accounting and performance survivor in this transaction . Class IS shares of Evergreen Offit National Fund did not exist prior to the transaction . As a result, accounting and performa nce information for Class IS shares commenced on July 11, 2003.

3 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS 97.8%
AIRPORT 2.2%
Denver, CO City & Cnty., Arpt. Sys. RB, Rental Car Proj., Ser. A, 5.00%, 11/15/2019,
(Insd. by XL Capital Assurance, Inc.)	$ 7,400,000	$7,751,944
Denver, CO City & Cnty., Arpt. Sys. RRB, Ser. A, 5.00%, 11/15/2020,
(Insd. by AMBAC)	3,000,000	3,133,230

		10,885,174

CONTINUING CARE RETIREMENT COMMUNITY 0.4%
Massachusetts Dev. Fin. Agcy. RB, Neville Communities Home Proj., Ser. A, 6.00%,
06/20/2044, (Insd. by GNMA)	1,750,000	1,935,378

EDUCATION 2.4%
Pennsylvania Higher Edl. Facs. Auth. RRB, Drexel Univ. Proj., Ser. A, 4.50%,
05/01/2020	1,575,000	1,577,237
University of California RB, Ser. F, 4.75%, 05/15/2020, (Insd. by FSA)	9,000,000	9,239,760
University of Texas RB, Financing Sys. Proj., Ser. C, 5.00%, 08/15/2019	1,000,000	1,046,500

		11,863,497

GENERAL OBLIGATION - LOCAL 23.8%
Abilene, TX Independent Sch. Dist. GO, 5.00%, 02/15/2018, (Insd. by PSF)	2,775,000	2,899,237
Allen, TX Independent Sch. Dist. Refunding GO, 5.00%, 02/15/2019, (Gtd. by PSF)	1,000,000	1,042,110
Anaheim, CA Unified Sch. Dist. Refunding GO, 4.50%, 08/01/2020, (Insd. by FSA)	1,000,000	1,006,670
Arlington, TX Independent Sch. Dist. Refunding GO, 5.00%, 02/15/2018	2,510,000	2,634,446
Austin, TX GO, 5.00%, 09/01/2019, (Insd. by MBIA)	1,485,000	1,548,068
California Southwestern Cmnty. College Dist. GO, Election of 2000 Proj., 4.50%,
08/01/2019, (Insd. by MBIA)	1,000,000	1,014,860
Clark Cnty., NV GO:
4.75%, 11/01/2020	2,350,000	2,413,544
4.75%, 11/01/2021	8,600,000	8,804,766
Clarkston, MI Cmnty. Sch. Refunding GO, 4.75%, 05/01/2021, (Insd. by MBIA)	4,080,000	4,160,743
Crowley, TX Independent Sch. Dist. Refunding GO, 4.75%, 08/01/2019,
(Gtd. by PSF)	1,170,000	1,201,438
Dallas, TX Independent Sch. Dist. GO, 5.00%, 02/15/2019	2,285,000	2,385,768
Davenport, IA GO, Ser. A, 4.375%, 06/01/2020, (Insd. by FGIC)	1,055,000	1,052,268
Desert Sands, CA Unified Sch. Dist. GO, Election of 2001 Proj.:
5.00%, 06/01/2018, (Insd. by AMBAC) #	2,790,000	2,961,362
5.00%, 06/01/2019, (Insd. by AMBAC) #	3,175,000	3,362,039
5.00%, 06/01/2020, (Insd. by AMBAC) #	3,595,000	3,797,794
5.00%, 06/01/2021, (Insd. by AMBAC) #	4,040,000	4,254,443
Edingburg, TX Refunding GO, 5.00%, 03/01/2020, (Insd. by AMBAC)	2,835,000	2,963,907
Evergreen, CA Elementary Sch. Dist. Refunding GO, 4.25%, 09/01/2019	880,000	872,036
Fort Bend Cnty., TX GO, Toll Road Proj., 5.00%, 03/01/2019	3,050,000	3,179,533
Houston, TX Independent Sch. Dist. GO:
4.00%, 02/15/2019	1,095,000	1,038,936
4.50%, 02/15/2020	5,955,000	5,962,325
Imlay City, MI Cmnty. Sch. Dist. Refunding GO:
4.75%, 05/01/2020, (Insd. by MBIA)	2,075,000	2,122,725
4.75%, 05/01/2021, (Insd. by MBIA)	1,140,000	1,162,561

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - LOCAL continued
Kerrville, TX Independent Sch. Dist. Refunding GO, 5.00%, 08/15/2019,
(Insd. by PSF)	$ 2,880,000	$3,007,843
Lincoln, CA Unified Sch. Dist. GO, Election of 2004 Proj., 4.50%,
08/01/2019, (Insd. by FGIC)	1,000,000	1,006,740
Lubbock, TX GO, Waterworks Sys. Surplus Proj., 5.00%, 02/15/2019	1,000,000	1,045,890
Magnolia, TX Independent Sch. Dist. GO, 5.00%, 08/15/2019	1,500,000	1,569,735
Mandan, ND Pub. Sch. Dist. No. 1 GO:
4.25%, 05/01/2018	1,000,000	996,270
4.25%, 05/01/2019	1,170,000	1,161,915
Mason, MI Pub. Sch. Dist. GO, 5.25%, 05/01/2019, (Insd. by FSA)	1,900,000	2,030,473
McKinney, TX Independent Sch. Dist. Refunding GO, 5.125%, 02/15/2019,
(Gtd. by PSF)	1,635,000	1,717,208
Middleton-Cross Plains, WI Area Sch. Dist. GO, 4.25%, 04/01/2018	1,000,000	988,040
Mount Lebanon, PA Sch. Dist. Refunding GO:
4.70%, 02/15/2019	2,815,000	2,895,762
4.70%, 02/15/2020	3,210,000	3,285,724
New York, NY GO:
RITES-PA-878, 5.50%, 02/01/2008, (Insd. by MBIA) +	5,000,000	5,284,100
Ser. G, 5.00%, 12/01/2021	1,000,000	1,031,430
Ser. H, 5.00%, 08/01/2020	3,660,000	3,781,146
Ser. J, 5.00%, 03/01/2019	1,485,000	1,541,385
Ser. P, 5.00%, 08/01/2020	2,515,000	2,606,546
Nueces Cnty., TX GO, 5.00%, 02/15/2018	5,175,000	5,396,335
Plano, TX Independent Sch. Dist. GO, 4.50%, 02/15/2020, (Insd. by PSF)	2,550,000	2,549,847
Spring, TX Independent Sch. Dist. GO, 4.10%, 08/15/2020, (Insd. by MBIA)	3,890,000	3,690,910
Victoria, TX Independent Sch. Dist. Refunding GO:
5.00%, 02/15/2019	1,720,000	1,796,385
5.00%, 02/15/2020	1,810,000	1,885,061
Waco, TX GO, 4.25%, 02/01/2021, (Insd. by XL Capital Assurance, Inc.)	1,245,000	1,202,172
Worcester, MA GO, Ser. A, 5.25%, 08/15/2017, (Insd. by MBIA)	1,350,000	1,467,828
Ysleta, TX Independent Sch. Dist. GO, 5.00%, 08/15/2018	4,415,000	4,623,388

		118,403,712

GENERAL OBLIGATION - STATE 16.6%
Alabama GO, Ser. A, 4.50%, 02/01/2020	2,000,000	2,015,600
California GO:
5.00%, 05/01/2018	10,000,000	10,475,800
5.00%, 05/01/2019	5,000,000	5,219,100
5.00%, 08/01/2020	2,000,000	2,083,480
5.00%, 02/01/2021	1,000,000	1,030,200
Ser. CA, 4.50%, 12/01/2018	7,180,000	7,259,483
Illinois GO:
4.25%, 09/01/2018, (Insd. by FSA)	11,400,000	11,313,360
4.50%, 09/01/2020, (Insd. by FSA)	8,000,000	8,017,520
Massachusetts GO, Ser. C, 5.50%, 12/01/2017, (Insd. by FSA) #	12,000,000	13,412,520

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
GENERAL OBLIGATION - STATE continued
New York GO, Ser. A:
4.50%, 03/15/2019	$ 4,825,000	$4,884,154
4.50%, 03/15/2020	7,000,000	7,060,340
Texas Veteran’s Hsg. Proj. GO, 5.90%, 12/01/2014	130,000	136,659
Washington GO, Vehicle Fuel Tax:
4.50%, 01/01/2018, (Insd. by MBIA)	4,400,000	4,444,924
4.50%, 01/01/2019, (Insd. by MBIA)	5,200,000	5,226,364

		82,579,504

HOSPITAL 0.9%
New Jersey Hlth. Care Facs. Fin. Auth. RB, Atlantic City Med. Ctr., Ser. B, 6.00%,
07/01/2012 ##	3,000,000	3,270,330
Wisconsin Hlth. & Edl. Facs. Auth. RB, Wheaton Franciscan Svcs., 6.00%,
08/15/2014	1,000,000	1,094,890

		4,365,220

HOUSING 3.4%
Indiana Hsg. & CDA RB, Ser. C-1, 4.55%, 01/01/2020, (Insd. by FNMA & GNMA)	2,000,000	2,021,180
Minnesota HFA SFHRB, Ser. B, 6.20%, 01/01/2021	1,360,000	1,361,795
Mississippi Home Corp. SFHRB, Ser. H, 6.70%, 12/01/2029, (Insd. by GNMA &
FNMA)	2,490,000	2,632,901
Missouri Hsg. Dev. Commission SFHRB:
6.95%, 09/01/2030, (Insd. by GNMA & FNMA)	1,275,000	1,283,045
7.50%, 03/01/2031, (Insd. by GNMA & FNMA)	225,000	236,248
New Hampshire HFA SFHRB, Ser. D, 6.15%, 07/01/2029	215,000	215,323
New Mexico Mtge. Fin. Auth. SFHRB:
Ser. A, 7.10%, 09/01/2030, (Insd. by GNMA, FNMA & FHLMC)	330,000	332,353
Ser. E, 6.55%, 09/01/2031	2,345,000	2,463,798
New York Dorm. Auth. RB, Peekskill City Sch. Dist., 4.50%, 10/01/2020	2,465,000	2,487,333
Ohio HFA RB, Residential Mtge. Program, 5.625%, 03/01/2032, (Insd. by GNMA)	3,035,000	3,129,813
Oklahoma HFA SFHRB, 7.10%, 09/01/2016, (Insd. by GNMA & FNMA)	520,000	540,030
Oregon Hsg. & Cmnty. Svcs. Dept. SFHRB, Ser. A, 4.05%, 01/01/2018	485,000	474,446

		17,178,265

INDUSTRIAL DEVELOPMENT REVENUE 1.0%
Ohio Water Dev. Auth. PCRB, Water Quality Proj., Ser. B, 4.50%, 12/01/2020	5,000,000	5,044,250

MISCELLANEOUS REVENUE 3.9%
Garden State Preservation Trust RB, Open Space & Farmland 2005 Proj., Ser. A:
5.80%, 11/01/2019, (Insd. by FSA)	6,000,000	6,781,920
5.80%, 11/01/2021, (Insd. by FSA)	10,000,000	11,303,200
Texas Pub. Fin. Auth. RRB, Preservation Board Proj., 5.00%, 02/01/2018	1,550,000	1,619,626

		19,704,746

POWER 0.7%
Energy Northwest Washington RRB, Wind Proj., 4.75%, 07/01/2021, (Insd. by
MBIA)	1,600,000	1,623,552
Nebraska Pub. Power. Dist. RB, Ser. C, 5.00%, 01/01/2020	1,640,000	1,725,378

		3,348,930

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
PRE-REFUNDED 5.2%
Heartland Consumer Power Dist. RB, 7.00%, 01/01/2016	$ 4,130,000	$4,689,450
IIllinois Hlth. Facs. Auth. RB, Mercy Hosp. & Med. Ctr. Proj., 10.00%, 01/01/2015	3,535,000	4,475,769
Texas Natl. Research Laboratory Commission Fin. Corp. Lease RB, Superconducting
Super Collider Proj., 6.95%, 12/01/2012	15,000,000	16,627,500

		25,792,719

SALES TAX 10.7%
Dallas, TX Rapid Transportation RRB, 4.80%, 12/01/2020, (Insd. by FGIC)	2,800,000	2,852,248
Jefferson Cnty., AL Ltd. Obl. Sch. Dist. RB, Ser. A:
5.25%, 01/01/2015	12,000,000	12,738,600
5.25%, 01/01/2016	4,000,000	4,232,920
5.25%, 01/01/2017	5,000,000	5,274,650
5.25%, 01/01/2018	10,500,000	11,049,045
5.25%, 01/01/2019	4,000,000	4,203,920
5.25%, 01/01/2020	1,000,000	1,049,010
Nassau Cnty., NY Fin. Auth. Sales Tax RB, Ser. H, 5.25%, 11/15/2017, (Insd. by
AMBAC)	9,000,000	9,753,210
Texas Pub. Fin. Auth. RRB, Hlth. Svcs. Proj., Ser. D, 5.00%, 02/01/2018	1,990,000	2,079,391

		53,232,994

SPECIAL TAX 2.3%
New York, NY Transitional Fin. Auth. RB, Ser. A-1, 5.00%, 11/01/2020 #	10,850,000	11,406,931

TRANSPORTATION 15.8%
Illinois Toll Highway Auth. RB, Ser. A, 5.00%, 01/01/2021, (Insd. by FSA)	26,140,000	27,322,835
Long Beach, CA Harbor RRB, Ser. B:
5.00%, 05/15/2018, (Insd. by MBIA)	1,000,000	1,056,120
5.00%, 05/15/2018, (Insd. by FGIC)	1,000,000	1,054,990
Los Angeles, CA Harbor RRB, Ser. B, 5.00%, 08/01/2020, (Insd. by MBIA)	1,360,000	1,438,690
New Jersey Trans. RB, Ser. A, 5.25%, 12/15/2020, (Insd. by FSA)	10,000,000	10,950,700
New Mexico Fin. Auth. Trans. RB, Ser. A, 5.125%, 06/15/2017, (Insd. by MBIA)	27,835,000	29,751,996
New York Thruway Auth. RB, Gen. Hwy. & Bridge, Ser. A, 5.00%, 04/01/2019,
(Insd. by MBIA) #	5,780,000	6,070,618
San Francisco, CA Toll & Bridge RB, 5.00%, 04/01/2021, (Insd. by AMBAC)	1,000,000	1,049,050

		78,694,999

UTILITY 6.2%
Denton, TX Util. Sys. RRB:
5.00%, 12/01/2018, (Insd. by MBIA)	1,720,000	1,803,712
5.00%, 12/01/2019, (Insd. by MBIA)	1,805,000	1,887,633
Fort Worth, TX Water & Sewer RRB, 5.00%, 02/15/2020	1,000,000	1,037,460
Gwinnett Cnty., GA Water & Sewer RRB, 4.50%, 08/01/2020	2,705,000	2,727,100
McAllen, TX Waterworks & Sewer Sys. Impt. RRB, 5.25%, 02/01/2020, (Insd. by
FSA)	1,530,000	1,626,176
Sacramento Cnty., CA Sanitation Dist. Fin. Auth. RRB, 4.75%, 12/01/2020, (Insd.
by FGIC)	1,000,000	1,030,860
San Antonio, TX Elec. & Gas RRB, 5.00%, 02/01/2019	20,000,000	20,958,600

		31,071,541

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006

	Principal
	Amount	Value

MUNICIPAL OBLIGATIONS continued
WATER & SEWER 2.3%
Contra Costa, CA Water Dist. RRB, Ser. M, 5.00%, 10/01/2018	$5,000,000	$5,273,150
Des Moines, IA Water & Sewer, RB:
4.125%, 12/01/2020, (Insd. by MBIA)	2,225,000	2,149,728
4.125%, 12/01/2021, (Insd. by MBIA)	2,850,000	2,725,512
Metropolitan Water Dist. of Southern California RB, Ser. B-3, 5.00%, 10/01/2019,
(Insd. by MBIA)	1,425,000	1,500,155

		11,648,545

Total Municipal Obligations (cost $488,540,349)		487,156,405

	Shares	Value

SHORT-TERM INVESTMENTS 8.8%
MUTUAL FUND SHARES 8.8%
Evergreen Institutional Municipal Money Market Fund ø ## (cost $43,700,849)	43,700,849	43,700,849

Total Investments (cost 532,241,198) 106.6%		530,857,254
Other Assets and Liabilities (6.6%)		(32,839,265)

Net Assets 100.0%		$498,017,989

#	When-issued or delayed delivery security
+	Inverse floating rate security
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.

Summary of Abbreviations
AMBAC	American Municipal Bond Assurance Corp.
CDA	Community Development Authority
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association
GO	General Obligation
HFA	Housing Finance Authority
MBIA	Municipal Bond Investors Assurance Corp.
PCRB	Pollution Control Revenue Bond
PSF	Permanent School Fund
RB	Revenue Bond
RITES	Residual Interest Tax-Exempt Security
RRB	Refunding Revenue Bond
SFHRB	Single Family Housing Revenue Bond

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

May 31, 2006

The following table shows the percent of total investments by geographic location as of May 31, 2006:
Texas	19.8%
California	12.4%
New York	10.5%
Illinois	9.6%
Alabama	7.6%
New Jersey	6.1%
New Mexico	6.1%
Massachusetts	3.2%
Colorado	2.1%
Nevada	2.1%
Washington	2.1%
Michigan	1.8%
Ohio	1.5%
Pennsylvania	1.5%
Iowa	1.1%
South Dakota	0.9%
Georgia	0.5%
Mississippi	0.5%
Indiana	0.4%
North Dakota	0.4%
Wisconsin	0.4%
Minnesota	0.3%
Missouri	0.3%
Nebraska	0.3%
Oklahoma	0.1%
Oregon	0.1%
New Hampshire	0.1%
Non-state specific	8.2%

100.0%

The following table shows the percent of total bonds by credit quality based on Moody’s and Standard & Poor’s ratings as of
May 31, 2006 (unaudited):
AAA	77.2%
AA	7.7%
A	14.2%
NR	0.9%

100.0%

The following table shows the percent of total bonds by maturity as of May 31, 2006 (unaudited):
Less than 1 year	2.3%
5 to 10 years	10.7%
10 to 20 years	84.5%
20 to 30 years	2.1%
Greater than 30 years	0.4%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2006

Assets
Investments in securities, at value (cost $488,540,349)	$487,156,405
Investments in affiliated money market fund, at value (cost $43,700,849)	43,700,849

Total investments	530,857,254
Receivable for securities sold	15,042,848
Receivable for Fund shares sold	777,485
Interest receivable	6,787,155
Prepaid expenses and other assets	27,649

Total assets	553,492,391

Liabilities
Dividends payable	1,256,931
Payable for securities purchased	53,186,907
Payable for Fund shares redeemed	955,138
Due to custodian bank	4,496
Advisory fee payable	5,449
Due to other related parties	2,066
Accrued expenses and other liabilities	63,415

Total liabilities	55,474,402

Net assets	$498,017,989

Net assets represented by
Paid-in capital	$520,073,994
Overdistributed net investment income	(710,918)
Accumulated net realized losses on investments	(19,961,143)
Net unrealized losses on investments	(1,383,944)

Total net assets	$498,017,989

Net assets consists of
Class A	$57,905,056
Class B	10,843,620
Class C	19,854,303
Class I	394,473,000
Class IS	14,942,010

Total net assets	$498,017,989

Shares outstanding (unlimited number of shares authorized)
Class A	962,204
Class B	180,192
Class C	329,927
Class I	6,555,097
Class IS	248,297

Net asset value per share
Class A	$60.18
Class A — Offering price (based on sales charge of 4.75%)	$63.18
Class B	$60.18
Class C	$60.18
Class I	$60.18
Class IS	$60.18

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Year Ended May 31, 2006

Investment income
Interest	$22,501,747
Income from affiliate	440,035

Total investment income	22,941,782

Expenses
Advisory fee	2,475,311
Distribution Plan expenses
Class A	174,879
Class B	105,862
Class C	193,662
Class IS	40,858
Administrative services fee	528,206
Transfer agent fees	65,240
Trustees’ fees and expenses	20,327
Printing and postage expenses	29,922
Custodian and accounting fees	161,192
Registration and filing fees	79,920
Professional fees	29,974
Other	11,804

Total expenses	3,917,157
Less: Expense reductions	(9,750)
Expense reimbursements	(26,798)

Net expenses	3,880,609

Net investment income	19,061,173

Net realized and unrealized gains or losses on investments
Net realized gains on investments	4,980,619
Net change in unrealized gains or losses on investments	(18,474,587)

Net realized and unrealized gains or losses on investments	(13,493,968)

Net increase in net assets resulting from operations	$5,567,205

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31,
	2006		2005

Operations
Net investment income		$19,061,173		$17,642,633
Net realized gains on investments		4,980,619		1,457,985
Net change in unrealized gains or losses
on investments		(18,474,587)		17,922,367

Net increase in net assets resulting from
operations		5,567,205		37,022,985

Distributions to shareholders from
Net investment income
Class A		(1,985,473)		(869,004)
Class B		(286,273)		(171,884)
Class C		(523,428)		(289,332)
Class I		(15,806,816)		(15,834,904)
Class IS		(564,396)		(556,144)

Total distributions to shareholders		(19,166,386)		(17,721,268)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	527,388	32,183,601	735,664	45,096,765
Class B	56,411	3,446,786	102,836	6,290,307
Class C	153,647	9,389,571	216,678	13,258,223
Class I	2,169,160	132,342,336	1,332,566	81,206,884
Class IS	82,303	5,006,605	166,919	10,179,955

		182,368,899		156,032,134

Net asset value of shares issued in
reinvestment of distributions
Class A	21,745	1,323,636	9,428	575,359
Class B	3,154	191,996	1,799	109,750
Class C	3,990	242,709	1,952	119,092
Class I	21,828	1,329,524	21,548	1,312,299
Class IS	4,840	294,727	4,997	304,543

		3,382,592		2,421,043

Automatic conversion of Class B
shares to Class A shares
Class A	1,908	116,445	1,416	86,312
Class B	(1,908)	(116,445)	(1,416)	(86,312)

		0		0

Payment for shares redeemed
Class A	(429,729)	(26,127,141)	(125,491)	(7,622,495)
Class B	(29,998)	(1,823,330)	(12,679)	(768,670)
Class C	(86,848)	(5,280,881)	(45,410)	(2,758,978)
Class I	(2,334,388)	(142,061,688)	(2,114,392)	(128,056,306)
Class IS	(114,200)	(6,957,516)	(136,585)	(8,309,258)

		(182,250,556)		(147,515,707)

Net increase in net assets resulting
from capital share transactions		3,500,935		10,937,470

Total increase (decrease) in net assets		(10,098,246)		30,239,187
Net assets
Beginning of period		508,116,235		477,877,048

End of period	$ 498,017,989		$ 508,116,235

Overdistributed net investment income		$(710,918)		$(605,705)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

Evergreen Intermediate Municipal Bond Fund (the “Fund”) is a diversified series of Evergreen Select Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C, Institutional (“Class I”) and Institutional Service (“Class IS”) shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% upon redemption within one year. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I and Class IS shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions

NOTES TO FINANCIAL STATEMENTS continued

due to changes in market conditions or the failure of counterparties to perform under the contract.

c. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

d. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable and tax-exempt income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

e. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

f. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.50% and declining to 0.27% as average daily net assets increase.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the year ended May 31, 2006, EIMC reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $26,798.

The Fund may invest in Evergreen-managed money market funds which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increase.

NOTES TO FINANCIAL STATEMENTS continued

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.25% of the average daily net assets for Class IS shares, 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the year ended May 31, 2006, EIS received $26,030 from the sale of Class A shares and $29,947 and $9,133 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $610,511,229 and $596,141,663, respectively, for the year ended May 31, 2006.

On May, 31, 2006, the aggregate cost of securities for federal income tax purposes was $532,277,213. The gross unrealized appreciation and depreciation on securities based on tax cost was $2,264,742 and $3,684,701, respectively, with a net unrealized depreciation of $1,419,959.

As of May 31, 2006, the Fund had $19,925,128 in capital loss carryovers for federal income tax purposes with $6,602,841 expiring in 2009, $2,023,822 expiring in 2010 and $11,298,465 expiring in 2011.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the year ended May 31, 2006, the Fund did not participate in the interfund lending program.

7. DISTRIBUTIONS TO SHAREHOLDERS

As of May 31, 2006, the components of distributable earnings on a tax basis were as follows:

Overdistributed
Exempt-Interest	Unrealized	Capital Loss
Income	Depreciation	Carryovers

$710,918	$1,419,959	$19,925,128

The differences between the components of distributable earnings on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales.

NOTES TO FINANCIAL STATEMENTS continued

The tax character of distributions paid was as follows:

	Year Ended May 31,
	2006	2005

Ordinary Income	$27,196	$20,181
Exempt-Interest Income	19,139,190	17,701,087

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of their duties as Trustees. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in a $150 million unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee of 0.09% of the unused balance, which is allocated pro rata. During the year ended May 31, 2006, the Fund had no borrowings under this agreement.

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Since September 2003, governmental and self-regulatory authorities have instituted numerous ongoing investigations of various practices in the mutual fund industry, including investigations relating to revenue sharing, market-timing, late trading and record retention, among other things. The investigations cover investment advisors, distributors and transfer agents to mutual funds, as well as other firms. EIMC, EIS and ESC (collectively, “Evergreen”) have received subpoenas and other requests for documents and testimony relating to these investigations, are endeavoring to comply with those requests, and are cooperating with the investigations. Evergreen is continuing its own internal review of policies, practices, procedures and personnel, and is taking remedial action where appropriate.

In connection with one of these investigations, on July 28, 2004, the staff of the Securities and Exchange Commission (“SEC”) informed Evergreen that the staff intends to recommend to the SEC that it institute an enforcement action against Evergreen. The SEC staff’s proposed allegations relate to (i) an arrangement pursuant to which a broker at one of EIMC’s affiliated broker-dealers had been authorized, apparently by an EIMC officer (who is no longer with

NOTES TO FINANCIAL STATEMENTS continued

EIMC), to engage in short-term trading, on behalf of a client, in Evergreen Mid Cap Growth Fund (formerly Evergreen Emerging Growth Fund and prior to that, known as Evergreen Small Company Growth Fund) during the period from December 2000 through April 2003, in excess of the limitations set forth in the fund’s prospectus, (ii) short-term trading from September 2001 through January 2003, by a former Evergreen portfolio manager of Evergreen Precious Metals Fund, a fund he managed at the time, (iii) the sufficiency of systems for monitoring exchanges and enforcing exchange limitations as stated in the funds’ prospectuses, and (iv) the adequacy of e-mail retention practices. In connection with the activity in Evergreen Mid Cap Growth Fund, EIMC reimbursed the fund $378,905, plus an additional $25,242, representing what EIMC calculated at that time to be the client’s net gain and the fees earned by EIMC and the expenses incurred by this fund on the client’s account. In connection with the activity in Evergreen Precious Metals Fund, EIMC reimbursed the fund $70,878, plus an additional $3,075, representing what EIMC calculated at that time to be the portfolio manager’s net gain and the fees earned by EIMC and expenses incurred by the fund on the portfolio manager’s account. Evergreen is currently engaged in discussions with the staff of the SEC concerning its recommendation.

The staff of the National Association of Securities Dealers (“NASD”) had notified EIS that it has made a preliminary determination to recommend that disciplinary action be brought against EIS for certain violations of the NASD’s rules. The recommendation relates principally to allegations that EIS (i) arranged for fund portfolio trades to be directed to broker-dealers (including Wachovia Securities, LLC, an affiliate of EIS) that sold Evergreen fund shares during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period. EIS is cooperating with the NASD staff in its review of these matters.

Any resolution of these matters with regulatory authorities may include, but not be limited to, sanctions, penalties or injunctions regarding Evergreen, restitution to mutual fund shareholders and/or other financial penalties and structural changes in the governance or management of Evergreen’s mutual fund business. Any penalties or restitution will be paid by Evergreen and not by the Evergreen funds.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although Evergreen believes that neither the foregoing investigations described above nor any pending or threatened legal actions will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Board of Trustees and Shareholders
Evergreen Select Fixed Income Trust

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Evergreen Intermediate Municipal Bond Fund, a series of Evergreen Select Fixed Income Trust, as of May 31, 2006, and the related statement of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2006 by correspondence with the custodian and brokers, or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Evergreen Intermediate Municipal Bond Fund, as of May 31, 2006, the results of its operations, changes in its net assets and financial highlights for each of the years or periods described above in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
July 24, 2006

ADDITIONAL INFORMATION (unaudited)

FEDERAL TAX DISTRIBUTIONS

For the fiscal year ended May 31, 2006, the percentage representing the portion of distributions from net investment income, which is exempt from federal income tax, is 99.86% . The percentage of distributions subject to the federal alternative minimum tax will be reported to shareholders in January 2007.

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, Inc. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society; Former Trustee, Mentor Funds and Cash Resource Trust; Former
Term of office since: 1991	Investment Counselor, Appleton Partners, Inc. (investment advice); Former Director, Executive
Vice President and Treasurer, State Street Research & Management Company (investment
Other directorships: None	advice)

Shirley L. Fulton	Partner, Tin, Fulton, Greene & Owen, PLLC (law firm); Former Partner, Helms, Henderson &
Trustee	Fulton, P.A. (law firm); Retired Senior Resident Superior Court Judge, 26th Judicial District,
DOB: 1/10/1952	Charlotte, NC
Term of office since: 2004
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College; Former Trustee, Mentor
DOB: 10/23/1938	Funds and Cash Resource Trust
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Partner, Stonington Partners, Inc. (private equity fund); Trustee, Phoenix Funds Family; Director,
Trustee	Diversapack Co.; Director, Obagi Medical Products Co.; Former Director, Lincoln Educational
DOB: 2/14/1939	Services; Former Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1983
Other directorships: Trustee, The
Phoenix Group of Mutual Funds

Gerald M. McDonnell	Manager of Commercial Operations, SMI Steel Co. – South Carolina (steel producer); Former
Trustee	Sales and Marketing Manager, Nucor Steel Company; Former Trustee, Mentor Funds and Cash
DOB: 7/14/1939	Resource Trust
Term of office since: 1988
Other directorships: None

Patricia B. Norris[2]	Former Partner, PricewaterhouseCoopers, LLP
Trustee
DOB: 4/9/1948
Term of office since: 2006
Other directorships: None

William Walt Pettit	Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.; Director,
Trustee	National Kidney Foundation of North Carolina, Inc.; Former Trustee, Mentor Funds and Cash
DOB: 8/26/1955	Resource Trust
Term of office since: 1984
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications); Former Trustee, Mentor Funds and Cash Resource Trust
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard; Former Medical Director, Healthcare Resource Associates,
Trustee	Inc.; Former Medical Director, U.S. Health Care/Aetna Health Services; Former Trustee, Mentor
DOB: 6/2/1947	Funds and Cash Resource Trust
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Director and Chairman, Branded Media
Trustee	Corporation (multi-media branding company); Former Trustee, Mentor Funds and Cash
DOB: 2/20/1943	Resource Trust
Term of office since: 1984
Other directorships: None

Richard J. Shima	Independent Consultant; Trustee, Saint Joseph College (CT); Director, Hartford Hospital; Trustee,
Trustee	Greater Hartford YMCA; Former Director, Trust Company of CT; Former Director, Enhance
DOB: 8/11/1939	Financial Services, Inc.; Former Director, Old State House Association; Former Trustee, Mentor
Term of office since: 1993	Funds and Cash Resource Trust
Other directorships: None

Richard K. Wagoner, CFA[3]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society; Former Consultant to the Boards of Trustees of the Evergreen funds; Former
DOB: 12/12/1937	Trustee, Mentor Funds and Cash Resource Trust
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[4]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[5]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[5]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Senior Vice President and Assistant General Counsel, Wachovia Corporation
DOB: 4/20/1960
Term of office since: 2000

James Angelos[5]	Principal occupations: Chief Compliance Officer and Senior Vice President, Evergreen Funds;
Chief Compliance Officer	Former Director of Compliance, Evergreen Investment Services, Inc.
DOB: 9/2/1947
Term of office since: 2004

1 Each Trustee serves until a successor is duly elected or qualified or until his/her death, resignation, retirement or removal from office. Each Trustee oversees 92 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Ms. Norris became Trustee effective July 3, 2006.

3 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

4 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

5 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $250 billion in assets as of June 30, 2006, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

MUTUAL FUND SERVICE AWARD 2005

For the seventh consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2005, Evergreen was ranked fifth overall out of 38 participating companies.

566603 rv3 7/2006

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

566603 rv3 7/2006

Item 2 - Code of Ethics

(a) The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer and principal financial officer.

(b) During the period covered by this report, there were no amendments to the provisions of the code of ethics adopted in 2.(a) above.

(c) During the period covered by this report, there were no implicit or explicit waivers to the provisions of the code of ethics adopted in 2.(a) above.

Item 3 - Audit Committee Financial Expert

Charles A. Austin III and K. Dun Gifford have been determined by the Registrant's Board of Trustees to be audit committee financial experts within the meaning of Section 407 of the Sarbanes-Oxley Act. These financial experts are independent of management.

Items 4 – Principal Accountant Fees and Services

The following table represents fees for professional audit services rendered by KPMG LLP, for the audits of the 1 series of the Registrant’s annual financial statements for the fiscal years ended May 31, 2006 and May 31, 2005, and fees billed for other services rendered by KPMG LLP.

	2006	2005
Audit fees	$21,200	$19,199
Audit -related fees	0	0

Audit and audit-related fees	0	0
Tax fees	0	0
Non-audit fees (1)	900,575	650,575

Total fees	$921,775	$669,774

(1) Non-audit fees consists of the aggregate fees for non-audit services rendered to the Fund, EIMC (not including any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) and EIS.

Evergreen Funds
Evergreen Income Advantage Fund
Evergreen Managed Income Fund
Evergreen Utilities and High Income Fund
Evergreen International Balanced Income Fund

Audit and Non-Audit Services Pre-Approval Policy

I. Statement of Principles

Under the Sarbanes-Oxley Act of 2002 (the “Act”), the Audit Committee of the Board of Trustees/Directors is responsible for the appointment, compensation and oversight of the work of the independent auditor. As part of this responsibility, the Audit Committee is required to pre-approve the audit and non-audit services performed by the independent auditor in order to assure that they do not impair the auditor’s independence from the Funds. To implement these provisions of the Act, the Securities and Exchange Commission (the “SEC”) has issued rules specifying the types of services that an independent auditor may not provide to its audit client, as well as the audit committee’s administration of the engagement of the independent auditor. Accordingly, the Audit Committee has adopted, and the Board of Trustees/Directors has ratified, the Audit and Non-Audit Services Pre Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor may be pre-approved.

The SEC’s rules establish two different approaches to pre-approving services, which the SEC considers to be equally valid. Proposed services either: may be pre-approved without consideration of specific case-by-case services by the Audit Committee (“general pre-approval”); or require the specific pre-approval of the Audit Committee (“specified pre-approval”). The Audit Committee believes that the combination of these two approaches in this Policy will result in an effective and efficient procedure to pre-approve services performed by the independent auditor. As set forth in this Policy, unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee if it is to be provided by the independent auditor. Any proposed services exceeding pre-approved cost levels or budgeted amounts will also require specific pre-approval by the Audit Committee.

For both types of pre-approval, the Audit Committee will consider whether such services are consistent with the SEC’s rules on auditor independence. The Audit Committee will also consider whether the independent auditor is best positioned to provide the most effective and efficient service, for reasons such as its familiarity with the Funds’ business people, culture, accounting systems, risk profile and other factors, and whether the service might enhance the Funds’ ability to manage or control risk or improve audit quality. All such factors will be considered as a whole, and no one factor should necessarily be determinative.

The Audit Committee is also mindful of the relationship between fees for audit and non-audit services in deciding whether to pre-approve any such services and may determine, for each fiscal year, the ratio between the total amount of fees for Audit, Audit-related and Tax services and the total amount of fees for certain permissible non-audit services classified as All Other services.

The term of any general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee considers a different period and states otherwise. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee. The Audit Committee will add or subtract to the list of general pre-approved services from time to time, based on subsequent determinations.

The purpose of this Policy is to set forth the procedures by which the Audit Committee intends to fulfill its responsibilities. It does not delegate the Audit Committee’s responsibilities to pre-approve services performed by the independent auditor to management.

The independent auditor has reviewed this Policy and believes that implementation of the policy will not adversely affect the auditor’s independence.

II. Delegation

As provided in the Act and the SEC’s rules, the Audit Committee may delegate either type of pre-approval authority to one or more of its members. The member to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions of the Audit Committee at its next scheduled meeting.

III. Audit Services

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by the independent auditor to be able to form an opinion on the Funds’ financial statements. These other procedures include information systems and procedural reviews and testing performed in order to understand and place reliance on the systems of internal control, and consultations relating to the audit. Audit services also include the attestation engagement for the independent auditor’s report on management’s report on internal controls for financial reporting. The Audit Committee will monitor the Audit services engagement as necessary, but no less than on a quarterly basis, and will also approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, Fund service providers or other items.

In addition to the annual Audit services engagement approved by the Audit Committee, the Audit Committee may grant general pre-approval to other Audit services, which are those services that only the independent auditor reasonably can provide. Other Audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC or other documents issued in connection with mergers or acquisitions.

IV. Audit-related Services

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the Funds’ financial statements or that are traditionally performed by the independent auditor. Because the Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor and is consistent with SEC’s rules on auditor independence, the Audit Committee may grant general pre-approval to Audit-related services. Audit-related services include, among others, due diligence services pertaining to potential business acquisitions/dispositions; accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; agreed-upon or expanded audit procedures related to accounting records required to respond to or comply with financial, accounting or regulatory reporting matters; and assistance with internal control reporting requirements.

V. Tax Services

The Audit Committee believes that the independent auditor can provide Tax services to the Funds such as tax compliance, tax planning and tax advice without impairing the auditor’s independence, and the SEC has stated that the independent auditor may provide such services. Hence, the Audit Committee believes it may grant general pre-approval to those Tax services that have historically been provided by the auditor, that the Audit Committee has reviewed and believes would not impair the independence of the auditor, and that are consistent with the SEC’s rules on auditor independence. The Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Director of Fund Administration, the Vice President of Tax Services or outside counsel to determine that the tax planning and reporting positions are consistent with this policy.

All Tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee, including: tax services proposed to be provide by the independent auditor to any executive officer or director of the Funds, in his or her individual capacity, where such services are paid for by the Funds or the investment advisor.

VI. All Other Services

The Audit Committee believes, based on the SEC’s rules prohibiting the independent auditor from providing specific non-audit services, that other types of non-audit services are permitted. Accordingly, the Audit Committee believes it may grant general pre-approval to those permissible non-audit services classified as All Other services that it believes are routine and recurring services, would not impair the independence of the auditor and are consistent with the SEC’s rules on auditor independence.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of the SEC’s prohibited non-audit services and the applicability of exceptions to certain of the prohibitions.

VII. Pre-Approval Fee Levels or Budgeted Amounts

Pre-approval fee levels or budgeted amounts for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels or amounts will require specific pre-approval by the Audit Committee. The Audit Committee is mindful of the overall relationship of fees for audit and non-audit services in determining whether to pre-approve any such services. For each fiscal year, the Audit Committee may determine to ratio between the total amount of fees for Audit, Audit-related and Tax services, and the total amount of fees for services classified as All Other services.

VIII. Procedures

All requests or applications for services to be provided by the independent auditor that do not require specific approval by the Audit Committee will be submitted to the Director of Fund Administration or Assistant Director of Fund Administration and must include a detailed description of the services to be rendered. The Director/Assistant Director of Fund Administration will determine whether such services are included within the list of services that have received the general pre-approval of the Audit Committee. The Audit Committee will be informed on a quarterly basis (or more frequent if requested by the audit committee) of any such services rendered by the independent auditor.

Request or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by both the independent auditor and the Director/Assistant Director of Fund Administration, and must include a joint statement as to whether, in their view, the request or application is consistent with the SEC’s rules on auditor independence.

The Audit Committee has designated the Chief Compliance Officer to monitor the performance of all services provided by the independent auditor and to determine whether such services are in compliance with this policy. The Chief Compliance Officer will report to the Audit Committee on a periodic basis on the results of its monitoring. Both the Chief Compliance Officer and management will immediately report to the chairman of the Audit Committee any breach of this policy that comes to the attention of the Chief Compliance Officer or any member of management.

The Audit Committee will also review the internal auditor’s annual internal audit plan to determine that the plan provides for the monitoring of the independent auditor’s services.

IX. Additional Requirements

The Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Funds, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Funds, the Funds’ investment advisor and related parties of the investment advisor, consistent with Independence Standards Board Standard No. 1, and discussing with the independent auditor its methods and procedures for ensuring independence.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Select Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: July 28, 2006

By: ________________________
Kasey Phillips
Principal Financial Officer

Date: July 28, 2006